Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Cash Flow Hedge Gains and Losses

The following table summarizes the cash flow hedge gains and losses for the years ended December 31, 2012, 2011 and 2010:

Derivatives in cash flow hedging relationships	Amount of income (loss) recognized in equity for the year ended December 31,			Amount of loss reclassified from accumulated OCI into income for the year ended December 31,			Amount recognized in income (ineffective portion and amount excluded from effectiveness testing) for the year ended December 31,
	2012	2011	2010	2012	2011	2010	2012	2011	2010
	(In thousands)
Interest rate swaps	$1,868	$(60,284)	$—	$24,419	$1,802	$—	$—	$—	$—

Designated as Hedging Instrument
Fair Values of Derivatives Instruments

The table below provides data about the fair values of derivatives that are designated as hedge instruments as of December 31, 2012 and 2011:

Derivatives designated as hedging instruments	Derivative liabilities Balance sheet location	December 31,
		2012	2011
		(In thousands)
Short-term—Interest rate swaps	Derivative liabilities, current	$17,017	$20,466
Long-term—Interest rate swaps	Other long-term liabilities	$27,437	$30,769

Total		$44,454	$51,235

Not Designated as Hedging Instrument
Fair Values of Derivatives Instruments

The table below provides data about the fair values of derivatives that are not designated as hedge instruments as of December 31, 2012 and 2011:

Derivatives not designated as hedging instruments	Derivative liabilities Balance sheet location	December 31,
		2012	2011
		(In thousands)
Short-term—Interest rate swaps	Derivative liabilities, current	$978	$—
Long-term—Interest rate swaps	Other long-term liabilities	$1,574	$—

Total		$2,552	$—